Acquisitions and Disposals	12 Months Ended
Jun. 30, 2020
Acquisitions and disposals [abstract]
Acquisitions and disposals
4.
Acquisitions and disposals

Fiscal year ended as of June 30, 2020

Barter transaction “Airspace Coto” y “Plot 1 – Caballito Tower”

See Note 33 in these Financial Statements.

TGLT – Recapitalization agreement

On August 8, 2019, we entered into certain arrangements with TGLT S.A. (“TGLT”) providing for collaboration in TGLT’s financial restructuring and recapitalization. We participated in the recapitalization agreement whereby TGLT committed: (i) to make a public offer to subscribe Class A preferred shares at a subscription price of USD 1.00 per TGLT share; (ii) to make a public offering of new Class B preferred shares which may be subscribed by (a) the exchange for ordinary shares of TGLT, at an exchange ratio of one Class B preferred share for every 6.94 ordinary shares of the Company and / or (b) the exchange for convertible notes, at an exchange ratio of a Class B preferred share for each USD 1.00 of convertible notes (including accumulated and unpaid interests under the existing convertible notes); and (iii) to grant an option to subscribe new Class C preferred shares in a public offer for cash to be carried out if: (a) the public offer of Class A and Class B preferred shares are consummated and (b) a minimum number of option holders have exercised that option at a subscription price per Class C preferred share of USD 1.00 (or its equivalent in pesos).

Likewise, IRSA Propiedades Comerciales signed as a holder of convertible notes of TGLT an agreement for deferment of payment of interest payable as of February 15, 2019 and August 15, 2019 until November 8, 2019 and an option agreement which may be subscribed Class C preferred shares.

Finally, supporting the recapitalization plan, IRSA Propiedades Comerciales signed with TGLT a subscription commitment for Class A preferred shares under Class A Public Offer to make a contribution in kind of shares of the company La Maltería SA, 100% of its ownership, for an amount up to USD 24 million and promised to exchange its convertible negotiable obligations into preferred Class B shares.

In turn, on November 22, 2019, TGLT held a bondholders of convertible negotiable obligation's meeting in order to consider the modification of different clauses of the indenture in force at that date, and in line with what was agreed in the recapitalization agreement , IRSA Propiedades Comerciales voted in favor of the modifications.

Under the agreements described above, the successful consummation of the offer by TGLT, and having reached the thresholds of consent of the holders of convertible notes of TGLT, on December 11, 2019, the Company concluded the established process in the recapitalization agreement and related documents through the subscription of preferred Class A shares, integrating them in kind through the contribution of the shares of the company La Maltería SA, 100% of their ownership and, likewise, proceeded to the exchange of the convertible note - including deferred interest and accrued interest from August 15, 2019 to December 11, 2019 - in preferred Class B shares.

During the fiscal year 2020, preferred shares were converted into ordinary shares, which is why IRSA Propiedades Comerciales began to have significant influence, considering TGLT S.A. as an associate company.

Sale of Catalinas Tower building

On June 9, 2020 IRSA Propiedades Comerciales signed with an unrelated third party the transfer of the right to deed with the delivery of possession of two medium-height floors of the tower under construction "200 Della Paolera" located in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 2,430 square meters and 16 parking lots located in the building.

The price of the transaction was ARS 1,165 million (USD 16.9 million). See Note 9.

Fiscal year ended as of June 30, 2019

Acquisition of Catalinas

The Company’s Board of Directors has approved the acquisition from its parent company IRSA of 14,213 sqm of gross leasable area of the building under development called "Catalinas" in the City of Buenos Aires.

The building consists of 35,208 sqm of gross leasable area in 30 office floors and 316 parking lots in 4 basements and is currently under construction. The price of the transaction was established in the fixed amount of USD 60.3 million. Previously, the Company had adquired 16,194 sqm from IRSA, Accordingly, after completing the transaction mentioned above, the Company will have adquired the total of 30,407 sqm of gross leasable area, equivalent to a total 86.37% of the building's gross leaseble area.

Constitution of La Malteria S.A.

On July 11, 2018, "La Malteria S.A.” was formed, with a capital contribution of ARS 0.1 millons represented by 100,000 common nominative shares with a par value of ARS 1.00. IRSA Propiedades Comerciales S.A. subscribed 95,000 shares of share capital, while the remaining 5,000 were subscribed by Fibesa S.A..

Constitution of Pareto S.A.

On October 8, 2018, Pareto S.A. was formed, and its purpose is to design, program and develop software and mobile and web applications.

Pareto started with a capital of 100,000 common shares with a par value of ARS 1.00 of which 65% was owned by IRSA Propiedades Comerciales.

On December 17, 2018, a capital contribution was approved for 16,500 shares of par value ARS 1.00, subscribed in full by the Company with a paid in capital of ARS 5,045.75 per share, amounting ARS 101.6 million. As a result of this capital increase, the ownership of IRSA Propiedades Comerciales increased to 69.96%.

On the same date, Espacio Digital S.A (EDSA), issued a transfer of assets offer to Pareto S.A which includes among other things the source code of the application, clients portfolio and brand for total consideration of USD 0.6 million.

Sale of Tarshop

On February 14, 2019, the Group sold the entire shareholding of the Company in Tarshop S.A. to Banco Hipotecario S.A. The parties agree that the seller will be entitled to a variable remuneration, if the buyer, in a period not exceeding 2 years, sell all or part of the participation to a third party.

The loss for this transaction amounted was ARS 177.1 million.